UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street  Omaha, Nebraska    68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 3/31/14

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

 SignalPoint Global Alpha Fund

March 31, 2014

SignalPoint Capital Management, LLC.

400 South Avenue

Suite 300

Springfield, MO 65806

SIGNALPOINT GLOBAL ALPHA FUND
PORTFOLIO REVIEW
March 31, 2014 (Unaudited)

The Fund's performance figures* for the six months ended March 31, 2014, compared to its benchmarks:

	Six Months	One Year	Since Inception(a)
Class A	5.66%	10.04%	13.03%
Class A with 5.75% load	(0.42)%	3.73%	8.52%
Class C	5.16%	9.15%	12.11%
Class I	5.73%	10.41%	13.29%
MSCI World Index (Net)(b)	9.36%	19.07%	19.53%
SignalPoint Global Alpha Fund Blended Index (c)	7.01%	14.14%	14.46%

*The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.24% of the Fund’s average daily net assets through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees. Without these waivers, the Fund's total annual operating expenses, including cost of investing in acquired Funds, would have been 4.94%, 5.69%, and 4.69%, per the February 1, 2014 prospectus, for the SignalPoint Global Alpha Fund's Class A, Class C, and Class I shares, respectively. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-877-769-9980.

(a) SignalPoint Global Alpha Fund commenced operations on October 16, 2012.
(b) The MSCI World Index tracks the performance of large and mid-cap stocks across 24 countries.
(c) The SignalPoint Global Alpha Fund Blended Index reflects an unmanaged portfolio of 75% of the MSCI World Index and 25% of the Citi 3 Month Treasury Bill Index.

Top Holdings by Major Index Classification	% of Net Assets
Exchange-Traded Funds	82.4%
Other / Cash & Cash Equivalents	17.6%
100.0%

SignalPoint Global Alpha Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2014

Shares		Value

	EXCHANGE-TRADED FUNDS - 82.4%
	DEBT FUNDS - 12.7%
14,182	iShares Short Treasury Bond ETF	$ 1,563,849

	EQUITY FUNDS - 69.7%
21,184	First Trust Asia Pacific ex-Japan AlphaDEX Fund	606,710
18,175	First Trust Consumer Discretionary AlphaDEX Fund	582,145
17,667	First Trust Consumer Staples AlphaDEX Fund	651,559
23,162	First Trust Emerging Markets AlphaDEX Fund	554,498
22,889	First Trust Energy AlphaDEX Fund	599,921
21,187	First Trust Europe AlphaDEX Fund	758,706
27,173	First Trust Financial AlphaDEX Fund	593,187
12,677	First Trust Health Care AlphaDEX Fund	645,766
21,835	First Trust Industrials/Producer Durables AlphaDEX Fund	644,133
15,060	First Trust Japan AlphaDEX Fund	659,026
23,520	First Trust Latin America AlphaDEX Fund	538,843
17,265	First Trust Materials AlphaDEX Fund	574,925
20,053	First Trust Technology AlphaDEX Fund	625,052
25,047	First Trust Utilities AlphaDEX Fund	556,544
		8,591,015

	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,479,328)	10,154,864

	SHORT-TERM INVESTMENT - 17.6%
2,166,385	Fidelity Institutional Money Market Portfolio, Institutional Class, 0.01%* (Cost $2,166,385)	2,166,385

	TOTAL INVESTMENTS - 100.0% (Cost $11,645,713) (a)	$ 12,321,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(2,967)
	TOTAL NET ASSETS - 100.0%	$ 12,318,282

* Money market fund; interest rate reflects seven-day effective yield on March 31, 2014.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $11,645,717 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 711,302
	Unrealized depreciation:	(35,770)
	Net unrealized appreciation:	$ 675,532

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2014

ASSETS
Investment securities:
At cost	$ 11,645,713
At value	$ 12,321,249
Dividends and interest receivable	103
Prepaid expenses and other assets	13,345
TOTAL ASSETS	12,334,697

LIABILITIES
Investment advisory fees payable	3,305
Distribution (12b-1) fees payable	5,910
Fees payable to other affiliates	1,219
Accrued expenses and other liabilities	5,981
TOTAL LIABILITIES	16,415
NET ASSETS	$ 12,318,282

Composition of Net Assets:
Paid in capital	$ 11,688,791
Accumulated net investment loss	(46,041)
Accumulated net realized loss from investment transactions	(4)
Net unrealized appreciation of investments	675,536
NET ASSETS	$ 12,318,282

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 11,608,481
Shares of beneficial interest outstanding (a)	971,468
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (b)	$ 11.95
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 12.68

Class C Shares:
Net Assets	$ 447,797
Shares of beneficial interest outstanding (a)	37,901
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (c)	$ 11.81

Class I Shares:
Net Assets	$ 262,004
Shares of beneficial interest outstanding (a)	21,859
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share	$ 11.99
(a) Unlimited number of shares of beneficial interest authorized, no par value.
(b)

Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge ("CDSC") on shares redeemed less than 18 months after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2014

INVESTMENT INCOME
Dividends	$ 28,426
Interest	715
TOTAL INVESTMENT INCOME	29,141

EXPENSES
Investment management fees	45,997
Distribution (12b-1) fees:
Class A	10,780
Class C	1,600
Registration fees	12,740
Administration fees	9,689
Professional fees	7,938
MFund service fees	7,089
Compliance officer fees	6,110
Printing and postage expenses	3,482
Custodian fees	1,572
Trustees fees and expenses	1,317
Non 12b-1 shareholder servicing fees	690
Insurance expense	182
Other expenses	1,303
TOTAL EXPENSES	110,489

Less: Fees waived by the Manager	(40,835)
NET EXPENSES	69,654

NET INVESTMENT LOSS	(40,513)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net change in unrealized appreciation on:
Investments	491,342

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	491,342

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 450,829

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS
	For the Six Months	For the
	Ended March 31, 2014	Period Ended
	(Unaudited)	September 30, 2013(a)

FROM OPERATIONS
Net investment loss	$ (40,513)	$ (6,348)
Net realized gain from investments	-	816
Net change in unrealized appreciation on investments	491,342	184,194
Net increase in net assets resulting from operations	450,829	178,662

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	6,361,401	5,273,357
Class C	238,115	186,900
Class I	-	220,890
Payments for shares redeemed:
Class A	(298,248)	(293,585)
Class I	(24)	(15)
Net increase in net assets from shares of beneficial interest	6,301,244	5,387,547

TOTAL INCREASE IN NET ASSETS	6,752,073	5,566,209

NET ASSETS
Beginning of Period	5,566,209	-
End of Period *	$ 12,318,282	$ 5,566,209
*Includes accumulated net investment loss of:	$ (46,041)	$ (5,528)

(a) The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
STATEMENT OF CHANGES IN NET ASSETS (Continued)

	For the Six Months	For the
	Ended March 31, 2014	Period Ended
	(Unaudited)	September 30, 2013(a)
SHARE ACTIVITY
Class A:
Shares Sold	544,186	479,113
Shares Redeemed	(25,529)	(26,302)
Net increase in shares of beneficial interest outstanding	518,657	452,811

Class C:
Shares Sold	20,491	17,410
Net increase in shares of beneficial interest outstanding	20,491	17,410

Class I:
Shares Sold	-	21,862
Shares Redeemed	(2)	(1)
Net increase (decrease) in shares of beneficial interest outstanding	(2)	21,861

(a) The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.

See accompanying notes to financial statements.

SignalPoint Global Alpha Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

		Class A		Class C		Class I
		Six Months		Six Months		Six Months
		Ended	Period	Ended	Period	Ended	Period
		March 31, 2014	Ended	March 31, 2014	Ended	March 31, 2014	Ended
		(Unaudited)	September 30, 2013 (1)	(Unaudited)	September 30, 2013 (1)	(Unaudited)	September 30, 2013 (1)
Net asset value, beginning of period		$ 11.31	$ 10.00	$ 11.23	$ 10.00	$ 11.34	$ 10.00

Activity from investment operations:
	Net investment income (loss) (6)	(0.05)	(0.05)	(0.09)	(0.11)	(0.04)	0.01
	Net realized and unrealized
	gain on investments	0.69	1.36	0.68	1.34	0.69	1.33
Total from investment operations		0.64	1.31	0.58	1.23	0.65	1.34

Net asset value, end of period		$ 11.95	$ 11.31	$ 11.81	$ 11.23	$ 11.99	$ 11.34

Total return (2)(5)		5.66%	13.10%	5.16%	12.30%	5.73%	13.40%

Net assets, at end of period (000s)		$ 11,608	$ 5,123	$ 448	$ 195	$ 262	$ 248

Ratio of gross expenses to average
	net assets (3)(4)(7)	2.37%	4.42%	3.13%	5.17%	2.12%	4.17%
Ratio of net expenses to average
	net assets (4)(7)	1.49%	1.49%	2.24%	2.24%	1.24%	1.24%
Ratio of net investment income (loss)
	to average net assets (4)(7)(8)	(0.85)%	(0.45)%	(1.63%)	(1.08%)	(0.65)%	0.14%

Portfolio Turnover Rate (5)		0%	26%	0%	26%	0%	26%

(1)	The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.
(2)

Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gain distributions, if any, and does not reflect the impact of sales charges. Had the Manager not waived a portion of the Fund's expenses, total return would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Manager.
(4)	Annualized for periods less than one full year.
(5)	Not annualized.
(6)	Per share amounts calculated using the average shares method.
(7)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(8)	Recognition of net investment income (loss) is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

SIGNALPOINT GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

 (1)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (“the Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”).   The Trust currently consists of twenty eight series. These financial statements include the following series: SignalPoint Global Alpha Fund (the “Fund”). The Fund is a separate diversified series of the Trust.  SignalPoint Capital Management, LLC (the "Manager" or “SignalPoint”), acts as manager to the Fund. The SignalPoint Global Alpha Fund commenced operations on October 16, 2012.  The Fund’s investment objective is to achieve long-term capital appreciation.

The Fund offers three classes of shares:  Class A, Class C and Class I shares.  Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) each class of shares may bear different distribution fees; (ii) each class of shares may be subject to different (or no) sales charges; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iv) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The Board of Trustees may classify and reclassify the shares of a Fund into additional classes of shares at a future date.

The following is a summary of significant accounting policies consistently followed by the Fund which are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed- end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchanged traded fund purchased by the Fund will not change.  Short- term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.    Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.   GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are

SIGNALPOINT GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets Security Classifications (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Exchange-Traded Funds	$ 10,154,864	$ -	$ 10,154,864
Short-Term Investment	2,166,385	-	2,166,385
Total	$ 12,321,249	$ -	$ 12,321,249

(a) As of and during the six months ended March 31, 2014 the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.  There were no transfers into or out of Level 1 and 2 during the current period presented.  It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.  Refer to the Schedule of Investments for industry classifications.

b)

Federal Income Tax - The Fund has qualified and intends to continue to qualify as a regulated investment company and to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provisions are required.

As of and during the six months ended March 31, 2014 the Fund did not have a liability for any unrecognized tax expense. The Fund recognizes interest and penalties, if any, related to unrecognized tax expense as income tax expense in the Statement of Operations. As of March 31, 2014, the Fund did not incur any interest or penalties. As required, management has analyzed the Fund’s tax positions expected to be taken on Federal income tax returns for the open tax period of September 30, 2013 and to be taken in the Fund’s 2014 tax year and has concluded that no provision for income tax is required in these financial statements. The tax filings are open for examination by applicable taxing authorities, U.S. Federal, Nebraska, and foreign jurisdictions.  No examination of the Fund’s tax return is presently in progress.

c)

Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

d)

Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan.

e)

Other - Investment and shareholder transactions are recorded on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on fixed income securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

f)

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)

Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

SIGNALPOINT GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

h)

Sales charges (loads) - A maximum sales charge of 5.75% is imposed on Class A shares of the Fund. Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). Prior to November 1, investments in Class C shares were subject to a CDSC of 1.00% in the event of certain redemptions within 12 months following purchase.  The respective shareholders pay such CDSC charges, which are not an expense of the Fund. For the six months ended March 31, 2014, there were no CDSC fees paid to the Manager.

(2)

INVESTMENT TRANSACTIONS

For the six months ended March 31, 2014 aggregate purchases and proceeds from sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$ 4,664,821	$ -

(3)

MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

SignalPoint acts as investment manager to the Fund pursuant to the terms of the Management Agreement. Under the terms of the Management Agreement, the Manager manages the investment operations of the Fund in accordance with the Fund’s investment policies and restrictions. The Manager provides the Fund with investment advice and supervision and furnishes an investment program for the Fund. For its investment management services, the Fund pays to the Manager, as of the last day of each month, an annualized fee equal to 1.00% of average net assets, such fee to be computed daily based upon daily average net assets of the Fund. The Manager pays expenses incurred by it in connection with acting as investment manager to the Fund other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Fund and certain other expenses paid by the Fund (as detailed in the Management Agreement). The Manager pays for all employees, office space and facilities required by it to provide services under the Management Agreement, with the exception of specific items of expense (as detailed in the Management Agreement). For the six months ended March 31, 2014, management fees of $45,997 were incurred by the Fund, before the waiver and reimbursement described below.

The Manager and the Fund have entered into an Expense Limitation Agreement under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding any front end or contingent deferred loads, Rule 12b-1 fees, brokerage commissions, leverage interest, dividends on securities sold short, taxes, costs of investing in underlying funds; expenses incurred with a merger or reorganization, and extraordinary expenses such as litigation) at 1.24% of the Fund’s average daily net assets through January 31, 2015. Each waiver or reimbursement by the Manager is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months ended March 31, 2014, the Manager waived management fees of $40,835. As of September 30, 2013, the Manager may recapture $60,270 of waived management fees and reimbursed expenses no later than September 30, 2016.

The Trust has entered into a Management Services Agreement with MFund Services, LLC (“MFund”). Pursuant to the Management Services Agreement, MFund provides management and supervisory services. For MFund’s services to the Fund, the Fund pays MFund a base fee of $5,000 annually, an annualized asset based fee of 0.10% of average daily net assets up to $50 million, with lower fees at higher asset levels, plus reimbursement of out of pocket expenses. For the six months ended March 31, 2014, the Fund incurred $7,089 for such fees.

A Trustee and Officer of the Trust is also the controlling member of MFund Services and Catalyst Capital Advisors LLC (an investment advisor to other series of the Trust), and is not paid any fees directly by the Trust for serving in such capacities.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Fund pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

SIGNALPOINT GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

Certain Officers of the Trust are also employees of GFS, and are not paid any fees directly by the Trust for serving in such capacity.

Effective April 1, 2014 Trustees who are not “interested persons” as that term is defined in the 1940 Act of the Portfolio, will be paid a quarterly retainer of $350 and will receive, at the discretion of the Chairman, $500 per Valuation Committee meeting attended, $500 per special telephonic board meeting attended and $2,000 per special in-person meeting attended.  Prior to April 1, 2014 Trustees received a quarterly retainer of $250.  The fees paid to the Independent Trustees for their attendance at a meeting will be shared equally by the Funds of the Trust and Mutual Fund Series Trust in which the meeting relates. The Chairman of the Trust’s Audit Committee receives an additional fee of $400 per fund in the Trust per year. The fees paid to the Trustees are paid in Fund shares. The “interested persons” of the Trust receive no compensation from the Funds.  The Trust reimburses each Trustee and Officer for his or her travel and other expenses related to attendance at such meetings.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1(the “Plan”), under the 1940 Act for Class A shares and Class C shares, that allows the Fund to pay distribution and shareholder servicing expenses of up to 0.50% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. Class A shares are currently paying 0.25% per annum of 12b-1 fees. Class C shares are currently paying 1.00% per annum of 12b-1 fees. The Trust has not adopted a plan for Class I shares. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Fund and its shareholders and to reimburse Northern Lights Distributor, LLC. (the “Distributor”) and the Manager for distribution related expenses.

(4) UNDERLYING FUND RISK

Each underlying fund, including each Exchange-Traded Fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

(5)

TAX COMPONENTS OF CAPITAL

As of September 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/(depreciation) and accumulated net realized gain/(loss) from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.  The Fund incurred and elected to defer such late year losses of $5,528.

SIGNALPOINT GLOBAL ALPHA FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2014

Permanent book and tax differences, primarily attributable to different book and tax treatment of short-term gains, resulted in reclassification for the period ended September 30, 2013 as follows:

(6)

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

SIGNALPOINT GLOBAL ALPHA FUND

Additional Information (Unaudited)

March 31, 2014

Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreement, Services Agreement and Distribution and/or Service (12b-1) Plan, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-769-9980; and on the Commission’s website at http://www.sec.gov.

SignalPoint Global Alpha Fund

EXPENSE EXAMPLES

March 31, 2014 (Unaudited)

As a shareholder of the SignalPoint Global Alpha Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the SignalPoint Global Alpha Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2013 through March 31, 2014.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the SignalPoint Global Alpha Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads).  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period* 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,056.60	$7.64	1.49%
Class C	1,000.00	1,051.60	11.46	2.24
Class I	1,000.00	1,057.30	6.36	1.24

Hypothetical (5% return before expenses)	Beginning Account Value 10/1/13	Ending Account Value 3/31/14	Expenses Paid During Period 10/1/13 – 3/31/14	Expense Ratio During Period** 10/1/13 – 3/31/14
Class A	$1,000.00	$1,017.50	$7.49	1.49%
Class C	1,000.00	1,013.76	11.25	2.24
Class I	1,000.00	1,018.75	6.24	1.24

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

**Annualized.

Mutual Fund Series Trust

17605 Wright Street

Omaha, NE 68130

ADVISOR

SignalPoint Capital Management, LLC.

400 South Avenue, Suite 300

Springfield, MO 65806

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street

Omaha, NE 68130

DISTRIBUTOR

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, Ohio 43215

CUSTODIAN BANK

The Huntington National Bank

7 Easton Oval

Columbus, Ohio 43219

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi
President,
Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi ___________
President
Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: June 4, 2014